UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009

Check here if Amendment []; Amendment Number:______

This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:           Silver Point Capital, L.P.
              -----------------------------
Address:           Two Greenwich Plaza
              -----------------------------
                   Greenwich, CT 06830
              -----------------------------


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:           Frederick H. Fogel
              ----------------------
Title:         Authorized Signatory
              ----------------------
Phone:            (203) 542-4000
              ----------------------


Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      2/16/2010
---------------------------        ---------------------------       ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      478,501
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
AIRTRAN HLDGS INC            CALL             00949P908       10      2,000     CALL DEFINED                 2,000      0    0
AMERICAN AXLE & MFG HLDGS IN CALL             024061903        1        183     CALL DEFINED                   183      0    0
BANK OF AMERICA CORPORATION  COM              060505104   30,123  2,000,203 SH       DEFINED             2,000,203      0    0
BANK OF AMERICA CORPORATION  CALL             060505904      220     10,000     CALL DEFINED                10,000      0    0
BANK OF AMERICA CORPORATION  UNIT 99/99/9999  060505419   35,062  2,350,000 SH       DEFINED             2,350,000      0    0
CIT GROUP INC                COM NEW          125581801  143,680  5,203,920 SH       DEFINED             5,203,920      0    0
CITIGROUP INC                CALL             172967901    2,565     45,000     CALL DEFINED                45,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702    1,001     87,931 SH       DEFINED                87,931      0    0
E TRADE FINANCIAL CORP       COM              269246104    3,325  1,900,000 SH       DEFINED             1,900,000      0    0
EXCO RESOURCES INC           COM              269279402   40,247  1,895,757 SH       DEFINED             1,895,757      0    0
EXIDE TECHNOLOGIES           *W EXP 05/05/201 302051123        9    103,500 SH       DEFINED               103,500      0    0
GRACE W R & CO DEL NEW       COM              38388F108   68,445  2,700,000 SH       DEFINED             2,700,000      0    0
ISHARES TR INDEX             RUSSELL 2000     464287655    1,561     25,000 SH       DEFINED                25,000      0    0
ISTAR FINL INC               FRNT  10/0       45031UBF7    6,660 12,000,000 PRN      DEFINED                            0 NONE
JPMORGAN CHASE & CO          COM              46625H100   10,834    260,000 SH       DEFINED               260,000      0    0
MASCO CORP                   CALL             574599906       24      4,700     CALL DEFINED                 4,700      0    0
NAVISITE INC                 COM NEW          63935M208      993    496,400 SH       DEFINED               496,400      0    0
RADNET INC                   COM              750491102    2,142  1,050,000 SH       DEFINED             1,050,000      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR L RP RF   780097788    2,446    188,700 SH       DEFINED               188,700      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747    6,762    665,600 SH       DEFINED               665,600      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762    5,272    515,900 SH       DEFINED               515,900      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770    5,052    488,300 SH       DEFINED               488,300      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796    5,939    565,600 SH       DEFINED               565,600      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    3,527    324,200 SH       DEFINED               324,200      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754    3,473    316,200 SH       DEFINED               316,200      0    0
ROYAL BK SCOTLAND GROUP PLC  SPON ADR SER H   780097879    1,339     92,700 SH       DEFINED                92,700      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713    3,258    274,000 SH       DEFINED               274,000      0    0
ROYAL BK SCOTLAND GROUP PLC  SPON ADR F       780097804    1,466     91,400 SH       DEFINED                91,400      0    0
SIRIUS SATELLITE RADIO INC   NOTE 3.250%10/1  82966UAD5      453    500,000 PRN      DEFINED                            0 NONE
SPDR TR                      UNIT SER 1       78462F103   33,432    300,000 SH       DEFINED               300,000      0    0
SPDR TR                      PUT              78462F953   18,320    110,000     PUT  DEFINED               110,000      0    0
TORCH ENERGY ROYALTY TRUST   UNIT BEN INT     891013104   28,176  5,931,709 SH       DEFINED             5,931,709      0    0
WELLS FARGO & CO NEW         COM              949746101   12,685    470,000 SH       DEFINED               470,000      0    0